Concentrations of Risk (Tables)	6 Months Ended
Sep. 30, 2025
Concentrations of Risk [Abstract]
Schedule of Customer Concentrations Risk	Customers accounting for 10% or more of the Company’s revenue were as follows:
	September 30,
	2025		2024
Customer A	N/A	*	32.5%
Customer B	N/A	*	15.5%
Customer C	17.7%		13.4%
Customer D	13.1%		N/A *
*	Revenue from these customers is individually less than 10% of the total revenue of the Company for the respective period.

As of September 30, 2025 and March 31, 2025, there were two and two customers each with accounts receivable accounting for 10% or more of the Company’s total accounts receivable, respectively. The details are as follows:

	As of
	September 30, 2025		March 31, 2025
Customer A	N/A	*	59.7%
Customer E	N/A	*	19.9%
Customer F	59.6%		N/A	*
Customer G	31.5%		N/A	*
*	Accounts receivable from these customers is individually less than 10% of the total accounts receivable of the Company for the respective period.